Summarized financial position and profit or loss of ANN (Details) ₨ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 18, 2024 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
InvestmentInJointVentureLineItems [Line Items]
Revenue			₨ 7,954,522	₨ 4,189,897	₨ 3,827,265
Finance cost		$ (1,251)	(106,877)	(286,998)	(326,399)
(Loss)/ Profit before taxes		124	10,652	(329,331)	(241,380)
Tax expense		150	12,849	(37,174)	(46,788)
(Loss)/ Profit for the year		$ 274	₨ 23,501	(366,505)	(288,168)
Adventure and Nature Network Pvt. Ltd. [member]
InvestmentInJointVentureLineItems [Line Items]
Revenue	₨ 710			3,417	7,554
Other operating expenses, including depreciation INR Nil (March 31, 2024: INR Nil and March 31, 2023: INR NIL)	(926)			(8,506)	(5,931)
Finance cost	(242)			(600)	(9,230)
(Loss)/ Profit before taxes	(458)			(5,689)	(7,607)
Tax expense
(Loss)/ Profit for the year	(458)			(5,689)	(7,607)
Group’s share of loss for the year/period	₨ (229)			₨ (2,845)	₨ (3,803)